Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Consolidating Financial Statements of The ServiceMaster Company and Subsidiaries
Schedule of Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income
For the Year Ended December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,401,526	$851,010	$(59,255)	$3,193,281
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,512,389	407,724	(58,444)	1,861,669
Selling and administrative expenses	8,368	478,820	385,263	(425)	872,026
Amortization expense	—	61,540	3,758	—	65,298
Goodwill and trade name impairment	—	897,732	11,141	—	908,873
Restructuring charges	—	7,748	10,429	—	18,177

Total operating costs and expenses	8,368	2,958,229	818,315	(58,869)	3,726,043

Operating (Loss) Income	(8,368)	(556,703)	32,695	(386)	(532,762)
Non-operating Expense (Income):
Interest expense (income)	178,427	85,881	(18,024)	—	246,284
Interest and net investment loss (income)	1,100	9,991	(18,550)	(386)	(7,845)
Loss on extinguishment of debt	55,554	—	—	—	55,554
Other expense	—	—	622	—	622

(Loss) Income from Continuing Operations before Income Taxes	(243,449)	(652,575)	68,647	—	(827,377)
(Benefit) provision for income taxes	(82,895)	(101,629)	70,264	—	(114,260)
Equity in losses of joint venture	—	—	(226)	—	(226)

Loss from Continuing Operations	(160,554)	(550,946)	(1,843)	—	(713,343)
(Loss) income from discontinued operations, net of income taxes	—	(202)	2	—	(200)
Equity in earnings of subsidiaries (net of tax)	(552,989)	4,034	—	548,955	—

Net Loss	$(713,543)	$(547,114)	$(1,841)	$548,955	$(713,543)

Total Comprehensive Loss	$(700,765)	$(546,632)	$(2,179)	$548,811	$(700,765)

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
For the Year Ended December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,452,731	$811,446	$(58,305)	$3,205,872
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,483,220	388,201	(57,715)	1,813,706
Selling and administrative expenses	9,186	499,101	372,630	(425)	880,492
Amortization expense	222	67,443	23,687	—	91,352
Trade name impairment	—	36,700	—	—	36,700
Restructuring charges	35	4,678	3,449	—	8,162

Total operating costs and expenses	9,443	2,091,142	787,967	(58,140)	2,830,412

Operating (Loss) Income	(9,443)	361,589	23,479	(165)	375,460
Non-operating Expense (Income):
Interest expense (income)	189,677	89,819	(6,373)	—	273,123
Interest and net investment loss (income)	2,969	3,491	(17,346)	—	(10,886)
Loss on extinguishment of debt	774	—	—	—	774
Other expense	—	—	700	—	700

(Loss) Income from Continuing Operations before Income Taxes	(202,863)	268,279	46,498	(165)	111,749
(Benefit) provision for income taxes	(76,622)	18,720	101,814	—	43,912

(Loss) Income from Continuing Operations	(126,241)	249,559	(55,316)	(165)	67,837
Income (loss) from discontinued operations, net of income taxes	—	19,497	(46,678)	165	(27,016)
Equity in earnings of subsidiaries (net of tax)	167,062	(111,863)	—	(55,199)	—

Net Income (Loss)	$40,821	$157,193	$(101,994)	$(55,199)	$40,821

Total Comprehensive Income (Loss)	$51,980	$156,150	$(103,323)	$(52,827)	$51,980

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Operations and Comprehensive (Loss) Income
For the Year Ended December 31, 2010
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Operating Revenue	$—	$2,405,822	$777,219	$(55,647)	$3,127,394
Operating Costs and Expenses:
Cost of services rendered and products sold	—	1,461,057	371,293	(55,046)	1,777,304
Selling and administrative expenses	9,577	516,349	370,208	(184)	895,950
Amortization expense	222	99,918	35,860	—	136,000
Restructuring charges (credits)	1,208	10,484	(244)	—	11,448

Total operating costs and expenses	11,007	2,087,808	777,117	(55,230)	2,820,702

Operating (Loss) Income	(11,007)	318,014	102	(417)	306,692
Non-operating Expense (Income):
Interest expense	196,647	76,258	14,028	—	286,933
Interest and net investment loss (income)	1,628	3,596	(14,582)	—	(9,358)
Other expense	—	—	733	—	733

(Loss) Income from Continuing Operations before Income Taxes	(209,282)	238,160	(77)	(417)	28,384
(Benefit) provision for income taxes	(73,163)	25,134	58,974	—	10,945

(Loss) Income from Continuing Operations	(136,119)	213,026	(59,051)	(417)	17,439
Income (loss) from discontinued operations, net of income taxes	—	17,868	(50,283)	417	(31,998)
Equity in earnings of subsidiaries (net of tax)	121,560	(117,729)	—	(3,831)	—

Net (Loss) Income	$(14,559)	$113,165	$(109,334)	$(3,831)	$(14,559)

Total Comprehensive (Loss) Income	$(8,156)	$114,793	$(105,070)	$(9,723)	$(8,156)

Schedule of Condensed Consolidating Statement of Financial Position

Condensed Consolidating Statement of Financial Position
As of December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$316,528	$13,842	$92,375	$—	$422,745
Marketable securities	—	—	19,347	—	19,347
Receivables	1,164	116,778	476,620	(190,857)	403,705
Inventories	—	54,313	2,249	—	56,562
Prepaid expenses and other assets	6,597	10,272	21,810	(1,335)	37,344
Deferred customer acquisition costs	—	19,010	14,911	—	33,921
Deferred taxes	38,140	66,129	3,230	—	107,499

Total Current Assets	362,429	280,344	630,542	(192,192)	1,081,123

Property and Equipment:
At cost	—	440,107	193,475	—	633,582
Less: accumulated depreciation	—	(209,044)	(84,490)	—	(293,534)

Net property and equipment	—	231,063	108,985	—	340,048

Other Assets:
Goodwill	—	2,055,779	356,472	—	2,412,251
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,634,145	739,324	—	2,373,469
Notes receivable	2,005,485	23	30,343	(2,013,432)	22,419
Long-term marketable securities	11,987	—	114,469	—	126,456
Investments in and advances to subsidiaries	2,098,929	630,029	—	(2,728,958)	—
Other assets	47,947	1,435	7,984	(47,169)	10,197
Debt issuance costs	44,850	—	101	—	44,951

Total Assets	$4,571,627	$4,832,818	$1,988,220	$(4,981,751)	$6,410,914

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$156	$41,011	$45,543	$—	$86,710
Accrued liabilities:
Payroll and related expenses	1,709	41,861	34,618	—	78,188
Self-insured claims and related expenses	—	20,180	62,855	—	83,035
Accrued interest payable	54,008	350	38	(240)	54,156
Other	8,355	26,377	25,357	(1,095)	58,994
Deferred revenue	—	135,074	348,823	—	483,897
Liabilities of discontinued operations	—	767	138	—	905
Current portion of long-term debt	93,989	20,287	128,795	(190,857)	52,214

Total Current Liabilities	158,217	285,907	646,167	(192,192)	898,099

Long-Term Debt	3,837,872	2,044,238	40,361	(2,013,432)	3,909,039
Other Long-Term Liabilities:
Deferred taxes	—	715,794	265,646	(47,169)	934,271
Intercompany payable	—	—	445,489	(445,489)	—
Other long-term obligations, primarily self-insured claims	20,888	1,243	92,724	—	114,855

Total Other Long-Term Liabilities	20,888	717,037	803,859	(492,658)	1,049,126

Shareholder's Equity	554,650	1,785,636	497,833	(2,283,469)	554,650

Total Liabilities and Shareholder's Equity	$4,571,627	$4,832,818	$1,988,220	$(4,981,751)	$6,410,914

Condensed Consolidating Statement of Financial Position
As of December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$232,382	$13,751	$82,797	$—	$328,930
Marketable securities	—	—	12,026	—	12,026
Receivables	1,202	108,486	452,149	(187,637)	374,200
Inventories	—	57,219	2,424	—	59,643
Prepaid expenses and other assets	5,629	12,742	20,218	(294)	38,295
Deferred customer acquisition costs	—	13,838	16,565	—	30,403
Deferred taxes	39,221	47,218	4,170	—	90,609
Assets of discontinued operations	—	7	10	—	17

Total Current Assets	278,434	253,261	590,359	(187,931)	934,123

Property and Equipment:
At cost	—	377,900	163,917	—	541,817
Less: accumulated depreciation	—	(164,689)	(70,369)	—	(235,058)

Net property and equipment	—	213,211	93,548	—	306,759

Other Assets:
Goodwill	—	2,796,789	365,191	—	3,161,980
Intangible assets, primarily trade names, service marks and trademarks, net	—	1,804,619	738,920	—	2,543,539
Notes receivable	1,997,157	82	31,187	(2,005,104)	23,322
Long-term marketable securities	10,834	—	119,622	—	130,456
Investments in and advances to subsidiaries	2,890,634	872,451	—	(3,763,085)	—
Other assets	51,871	3,838	3,926	(50,789)	8,846
Debt issuance costs	37,708	—	90	—	37,798

Total Assets	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

Liabilities and Shareholder's Equity
Current Liabilities:
Accounts payable	$192	$46,378	$35,071	$—	$81,641
Accrued liabilities:
Payroll and related expenses	1,659	40,608	43,079	—	85,346
Self-insured claims and related expenses	—	20,400	52,671	—	73,071
Accrued interest payable	67,000	260	45	(294)	67,011
Other	2,919	31,760	35,424	—	70,103
Deferred revenue	—	142,918	330,324	—	473,242
Liabilities of discontinued operations	—	279	526	—	805
Current portion of long-term debt	108,428	14,258	116,789	(187,637)	51,838

Total Current Liabilities	180,198	296,861	613,929	(187,931)	903,057

Long-Term Debt	3,782,391	2,015,961	30,784	(2,005,104)	3,824,032
Other Long-Term Liabilities:
Deferred taxes	—	808,830	278,652	(50,789)	1,036,693
Intercompany payable	12,309	—	310,011	(322,320)	—
Liabilities of discontinued operations	—	—	2,070	—	2,070
Other long-term obligations, primarily self-insured claims	43,821	220	89,011	—	133,052

Total Other Long-Term Liabilities	56,130	809,050	679,744	(373,109)	1,171,815

Shareholder's Equity	1,247,919	2,822,379	618,386	(3,440,765)	1,247,919

Total Liabilities and Shareholder's Equity	$5,266,638	$5,944,251	$1,942,843	$(6,006,909)	$7,146,823

Schedule of Condensed Consolidating Statement of Cash Flows

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$232,382	$13,751	$82,797	$—	$328,930

Net Cash Provided from Operating Activities from Continuing Operations	396,129	479,789	7,781	(649,090)	234,609

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(43,636)	(29,592)	—	(73,228)
Sale of equipment and other assets	—	2,141	56	—	2,197
Other business acquisitions, net of cash acquired	—	(41,025)	(5,113)	—	(46,138)
Notes receivable, financial investments and securities, net	—	—	(1,176)	—	(1,176)

Net Cash Used for Investing Activities from Continuing Operations	—	(82,520)	(35,825)	—	(118,345)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	1,350,000	—	—	—	1,350,000
Payments of debt	(1,313,714)	(18,816)	(2,417)	—	(1,334,947)
Shareholders' dividends	—	(515,706)	(133,384)	649,090	—
Debt issuance costs paid	(32,978)	—	(111)	—	(33,089)
Net intercompany advances	(315,291)	141,623	173,668	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(311,983)	(392,899)	37,756	649,090	(18,036)

Cash Flows from Discontinued Operations:
Cash used for operating activities	—	(668)	(134)	—	(802)
Cash used for investing activities:
Proceeds from sale of business	—	(3,611)	—	—	(3,611)

Net Cash Used for Discontinued Operations	—	(4,279)	(134)	—	(4,413)

Cash Increase During the Period	84,146	91	9,578	—	93,815

Cash and Cash Equivalents at End of Period	$316,528	$13,842	$92,375	$—	$422,745

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$132,168	$16,900	$103,630	$—	$252,698

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	476,575	565,023	(29,251)	(717,346)	295,001

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(68,189)	(28,351)	—	(96,540)
Sale of equipment and other assets	—	4,433	172	—	4,605
Acquisition of The ServiceMaster Company	(35)	—	—	—	(35)
Other business acquisitions, net of cash acquired	—	(43,316)	(1,049)	—	(44,365)
Purchase of other intangibles	—	(1,900)	—	—	(1,900)
Notes receivable, financial investments and securities, net	—	633	2,376	—	3,009

Net Cash Used for Investing Activities from Continuing Operations	(35)	(108,339)	(26,852)	—	(135,226)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	—	—	4,000	—	4,000
Payments of debt	(91,500)	(13,119)	(1,286)	—	(105,905)
Shareholders' dividends	—	(573,412)	(143,934)	717,346	—
Debt issuance costs paid	(267)	—	—	—	(267)
Net intercompany advances	(284,559)	100,224	184,335	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(376,326)	(486,307)	43,115	717,346	(102,172)

Cash Flows from Discontinued Operations:
Cash provided from (used for) operating activities	—	340	(6,228)	—	(5,888)
Cash provided from (used for) investing activities:
Proceeds from sale of business	—	26,134	—	—	26,134
Other investing activities	—	—	(1,617)	—	(1,617)

Net Cash Provided from (Used for) Discontinued Operations	—	26,474	(7,845)	—	18,629

Cash Increase (Decrease) During the Period	100,214	(3,149)	(20,833)	—	76,232

Cash and Cash Equivalents at End of Period	$232,382	$13,751	$82,797	$—	$328,930

THE SERVICEMASTER COMPANY AND SUBSIDIARIES
Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2010
(In thousands)

	The ServiceMaster Company	Guarantors	Non-Guarantors	Eliminations	Consolidated
Cash and Cash Equivalents at Beginning of Period	$124,674	$17,689	$112,993	$—	$255,356

Net Cash Provided from (Used for) Operating Activities from Continuing Operations	296,963	460,679	(62,561)	(472,537)	222,544

Cash Flows from Investing Activities from Continuing Operations:
Property additions	—	(82,594)	(51,640)	—	(134,234)
Sale of equipment and other assets	—	1,003	352	—	1,355
Acquisition of The ServiceMaster Company	(2,245)	—	—	—	(2,245)
Other business acquisitions, net of cash acquired	—	(57,724)	(217)	—	(57,941)
Purchase of other intangibles	—	(2,500)	—	—	(2,500)
Notes receivable, financial investments and securities, net	22,012	—	(1,585)	—	20,427

Net Cash Provided from (Used for) Investing Activities from Continuing Operations	19,767	(141,815)	(53,090)	—	(175,138)

Cash Flows from Financing Activities from Continuing Operations:
Borrowings of debt	5,000	—	10,000	—	15,000
Payments of debt	(32,250)	(15,325)	(13,758)	—	(61,333)
Shareholders' dividends	—	(413,197)	(59,340)	472,537	—
Debt issuance costs paid	—	—	(30)	—	(30)
Net intercompany advances	(281,986)	108,869	173,117	—	—

Net Cash (Used for) Provided from Financing Activities from Continuing Operations	(309,236)	(319,653)	109,989	472,537	(46,363)

Cash Flows from Discontinued Operations:
Cash provided from operating activities	—	—	6,776	—	6,776
Cash used for investing activities	—	—	(10,477)	—	(10,477)

Net Cash Used for Discontinued Operations	—	—	(3,701)	—	(3,701)

Cash Increase (Decrease) During the Period	7,494	(789)	(9,363)	—	(2,658)

Cash and Cash Equivalents at End of Period	$132,168	$16,900	$103,630	$—	$252,698